Share-Based Compensation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity compensation reserve	$ 0	$ 8
Shares held in trust	$ 0	4
Plan term	10 years
Unrecognized compensation expense	$ 120
Unrecognized compensation expense, weighted average remaining period	1 year 5 months 8 days
Prudential PLTIP and Retention Share Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued share-based compensation	$ 0	$ 89
2021 Omnibus Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued share-based compensation	$ 61
Minimum | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	0.00%
Vesting percentage, percent of plan	90.00%
Maximum | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	100.00%
Vesting percentage, percent of plan	110.00%
Prudential ADRs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested awards (in shares)		4,728,473
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Service period	3 years
Restricted Stock Units | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	30 months
Restricted Stock Units | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Restricted Stock Units | Share-based Payment Arrangement, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years
Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Performance Share Units | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	30 months
Performance Share Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	0.00%
Performance Share Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	200.00%